UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-06502

Name of Fund:	BlackRock MuniYield Investment Fund (MYF)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield
Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2021

Date of reporting period: 01/31/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information  (unaudited)

Section 19(a) Notices

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021
	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Fund Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital(a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
MYF	$0.295610	$—	$—	$0.041200	$0.336810	88%	—%	—%	12%	100%

(a)

The Fund estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce the Fund’s net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website at blackrock.com.

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The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	14.47%	17.25%
U.S. small cap equities (Russell 2000® Index)	40.89	30.17
International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94
Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T	3

4

Municipal Market Overview For the Reporting Period Ended January 31, 2021

Municipal Market Conditions

Municipal bonds posted positive total returns during the period amid increased volatility. Initial strong performance reversed abruptly as a result of the COVID-19 pandemic induced economic shutdown. Performance plummeted -10.87% during a two-week period in March 2020, before rebounding on valuation-based buying. (For comparison, the -11.86% correction in 2008 spanned more than a month.) Fiscal stimulus, monetary policy accommodation, and the partial re-opening of the economy combined to stabilize the market and drive strong performance throughout the summer months. Performance briefly stalled on U.S. election uncertainty, but more recently benefited from a favorable technical backdrop, vaccine optimism, and expectation for additional fiscal aid from the newly unified Democratic government.

Strong technical support during most of the period temporarily waned as COVID-19 fears spurred risk-off sentiment resulting in record outflows. During the 12 months ended January 31, 2021, municipal bond funds experienced net inflows totaling $40 billion, drawn down by nearly $46 billion in outflows during the months of March and April 2020 (based on data from the Investment Company Institute). For the same 12-month period, new issuance was robust at $448 billion but slowed during the height of the pandemic as market liquidity became constrained amid the flight to quality. Taxable

S&P Municipal Bond Index Total Returns as of January 31, 2021 6 months: 2.06% 12 months: 3.85%
municipal issuance was elevated as issuers increasingly advance refunded tax-exempt debt in the taxable municipal market for cost savings.

A Closer Look at Yields

From January 31, 2020 to January 31, 2021, yields on AAA-rated 30-year municipal bonds decreased by 42 basis points (“bps”) from 1.80% to 1.38%, while ten-year rates decreased by 43 bps from 1.15% to 0.72% and five-year rates decreased by 62 bps from 0.84% to 0.22% (as measured by Thomson Municipal Market Data). As a result, the municipal yield curve bull steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 30 bps, lagging the 106 bps of steepening experienced in the U.S. Treasury curve.

After dislocating at the height of the pandemic, consistent municipal outperformance in the intermediate and long-end of the curve has resulted in extremely rich valuations with ten- and 30-year municipal-to-Treasury ratios at all-time tights.

Financial Conditions of Municipal Issuers

The COVID-19 pandemic has been an unprecedented shock to the system impacting nearly every sector in the municipal market. Fortunately, most states and municipalities were in excellent fiscal health before the crisis, and the federal government is poised to provide another massive federal aid injection. Direct state and local government aid will provide additional support to own-source government tax receipts, which have outperformed the dire predictions made earlier in 2020. Essential public services such as power, water, and sewer remain protected segments. State housing authority bonds, flagship universities, and strong national and regional health systems have absorbed the impact of the economic shock. While some segments face daunting financial challenges, the combination of new federal stimulus and vaccine distribution should augment economic activity and, consequently, bolster revenue receipts in these sectors as well. Critical providers (safety net hospitals, mass transit systems, airports) with limited resources may still experience fiscal strain, but the additional aid and the re-opening of the economy should bring better operating results in the second half of 2021. BlackRock anticipates that a small subset of the market, mainly non-rated stand-alone projects, will remain susceptible to credit deterioration. Again, however, the effective vaccine regimen and prospects for improved distribution suggest that a rebound in economic activity could reduce the number of potential defaults in riskier non-rated credits. While credit fundamentals are expected to improve noticeably across the municipal space, BlackRock advocates careful credit selection as the market must still navigate near-term uncertainty.

The opinions expressed are those of BlackRock as of January 31, 2021 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The S&P Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

M U N I C I P A L M A R K E T O V E R V I E W	5

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), then the TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

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Fund Summary as of January 31, 2021	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Investment Objective

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest directly in securities or synthetically through the use of derivatives.

On June 16, 2020, the Board of Directors of MZA and the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (MQY) each approved the reorganization of MZA into MQY. The reorganization was approved by each Fund’s shareholders and is expected to occur during the second quarter of 2021, subject to the satisfaction of customary closing conditions.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MZA
Initial Offering Date.	October 29, 1993
Yield on Closing Market Price as of January 31, 2021 ($15.48)(a)	4.11%
Tax Equivalent Yield(b)	7.51%
Current Monthly Distribution per Common Share(c)	$0.0530
Current Annualized Distribution per Common Share(c)	$0.6360
Leverage as of January 31, 2021(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 45.3%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging.

Market Price and Net Asset Value Per Share Summary

	01/31/21	07/31/20	Change	High	Low
Market Price	$15.48	$14.34	7.95%	$15.64	$14.22
Net Asset Value	15.07	14.86	1.41	15.07	14.44

Market Price and Net Asset Value History for the Past Five Years

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021 (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Performance

Returns for the six months ended January 31, 2021 were as follows:

	Returns Based On
	Market Price	NAV
MZA(a)(b)	10.30%	3.62%
Lipper Other States Municipal Debt Funds(c)	7.28	3.26

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage.
(b)	The Fund moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds delivered positive returns in the six-month period. Although U.S. Treasury yields moved higher (as prices fell), the tax-exempt market posted a gain due to a decline in yield spreads. Investors grew increasingly optimistic about the economic outlook for 2021, particularly after the approval of a vaccine for COVID-19 in early November 2020. Inflows into the market were consistent and traditional tax-exempt supply trended lower, creating a positive supply-and-demand dynamic that aided performance.

Arizona municipal bonds performed in line with the national market. Despite headwinds from the coronavirus pandemic, year-over-year state revenue growth was stronger than the national average.

The Fund’s positions in sectors that were most affected by COVID-19 in early 2020—including education, transportation and health care—contributed strongly to performance as yield spreads narrowed considerably in anticipation of a recovery. The Fund’s holdings in lower-rated securities also aided performance amid investors’ ongoing search for yield.

The Fund’s use of leverage, which augmented income and amplified the effect of rising prices, was a further contributor.

Reinvestment risk remained a headwind since the proceeds from bonds that matured or were called needed to be reinvested at lower yields compared with bonds that were issued when yields were higher.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary as of January 31, 2021 (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	01/31/21		07/31/20
Education	30%		29%
Utilities	24		29
Health	18		14
Transportation	13		2
Corporate	7		10
County/City/Special District/School District	5		13
State	3		3
Tobacco	—	(c)	—	(c)

CREDIT QUALITY ALLOCATION

Credit Rating(a)(e)	01/31/21	07/31/20
AA/Aa	56%	56%
A	26	26
BBB/Baa	4	4
BB/Ba	8	8
CC	—	1
C	1	—
N/R	5	5

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(d)	Percentage
2021	6%
2022	8
2023	7
2024	7
2025	13

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Represents less than 1% of the Fund’s long-term investments.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC)

Investment Objective

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MYC
Initial Offering Date.	February 28, 1992
Yield on Closing Market Price as of January 31, 2021 ($14.78)(a)	3.49%
Tax Equivalent Yield(b)	7.60%
Current Monthly Distribution per Common Share(c)	$0.0430
Current Annualized Distribution per Common Share(c)	$0.5160
Leverage as of January 31, 2021(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 54.1%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/21	07/31/20	Change	High	Low
Market Price	$14.78	$14.46	2.21%	$14.96	$13.76
Net Asset Value	16.57	16.24	2.03	16.58	15.65

Market Price and Net Asset Value History for the Past Five Years

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Fund Summary as of January 31, 2021 (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Performance

Returns for the six months ended January 31, 2021 were as follows:

	Returns Based On
	Market Price	NAV
MYC(a)(b)	4.07%	3.88%
Lipper California Municipal Debt Funds(c)	3.82	3.45

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds delivered positive returns in the six-month period. Although U.S. Treasury yields moved higher (as prices fell), the tax-exempt market posted a gain due to a decline in yield spreads. Investors grew increasingly optimistic about the economic outlook for 2021, particularly after the approval of a vaccine for COVID-19 in early November 2020. Inflows into the market were consistent and traditional tax-exempt supply trended lower, creating a positive supply-and-demand dynamic that aided performance.

Despite the challenges to state and local budgets from COVID-19, California’s credit quality held up well across most sectors. The potential for higher federal tax rates in the future, together with investors’ ongoing demand for income, created a favorable technical backdrop for tax-exempt munis in high-tax states such as California.

The Fund’s positions in long-duration securities provided the best returns as yields declined and the yield curve flattened. (Duration is a measure of interest rate sensitivity.) At the sector level, positions in transportation, tax-backed local, school district, utility and education issues made the largest contributions.

The use of leverage, which added to the Fund’s income and amplified the effect of rising prices, was a further positive. The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that long-term U.S. Treasury yields rose, as prices fell, this strategy contributed to performance.

On the negative side, the Fund’s higher-quality bias represented an opportunity cost at a time of outperformance for lower-quality issues.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	11

Fund Summary as of January 31, 2021 (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	01/31/21		07/31/20
County/City/Special District/School District	26%		26%
Education	21		19
Transportation	17		17
State	15		18
Utilities	10		10
Health	6		6
Tobacco	3		3
Housing	2		1
Corporate	—	(c)	—

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(d)	Percentage
2021	3%
2022	3
2023	2
2024	10
2025	15

CREDIT QUALITY ALLOCATION

Credit Rating(a)(e)	01/31/21		07/31/20
AAA/Aaa	4%		4%
AA/Aa	67		70
A	15		15
BBB/Baa	2		1
BB/Ba	1		—	(c)
B	—	(c)	1
CC	—		1
C	—	(c)	—
N/R(f)	11		8

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Rounds to less than 1% of total investments.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2021 and July 31, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade each represents less than 1% of the Fund’s total investments.

12	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	BlackRock MuniYield Investment Fund (MYF)

Investment Objective

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.

On June 16, 2020, the Board of Directors of MYF and the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (MQY) each approved the reorganization of MYF into MQY. The reorganization was approved by each Fund’s shareholders and is expected to occur during the second quarter of 2021, subject to the satisfaction of customary closing conditions.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MYF
Initial Offering Date.	February 28, 1992
Yield on Closing Market Price as of January 31, 2021 ($14.12)(a)	4.76%
Tax Equivalent Yield(b)	8.04%
Current Monthly Distribution per Common Share(c)	$0.0560
Current Annualized Distribution per Common Share(c)	$0.6720
Leverage as of January 31, 2021(d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/21	07/31/20	Change	High	Low
Market Price	$14.12	$13.79	2.39%	$14.47	$13.00
Net Asset Value	14.91	14.53	2.62	14.91	14.12

Market Price and Net Asset Value History for the Past Five Years

F U N D S U M M A R Y	13

Fund Summary as of January 31, 2021 (continued)	BlackRock MuniYield Investment Fund (MYF)

Performance

Returns for the six months ended January 31, 2021 were as follows:

	Returns Based On
	Market Price	NAV
MYF(a)(b)	4.92%	5.15%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	6.44	5.39

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds delivered positive returns in the six-month period. Although U.S. Treasury yields moved higher (as prices fell), the tax-exempt market posted a gain due to a decline in yield spreads. Investors grew increasingly optimistic about the economic outlook for 2021, particularly after the approval of a vaccine for COVID-19 in early November 2020. Inflows into the market were consistent and traditional tax-exempt supply trended lower, creating a positive supply-and-demand dynamic that aided performance.

Positions in high yield bonds, which significantly outpaced investment-grade issues, were the largest contributors to performance. Holdings in Puerto Rico, corporate-backed securities and tobacco issues were notable outperformers in the high yield space. The health care and transportation sectors were also leading contributors to returns. Positions in longer-term bonds, which offered higher yields and experienced stronger price appreciation than the overall market, further helped performance.

The Fund’s use of leverage, which augmented income and amplified the effect of rising prices, was an additional contributor. The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields rose, as prices fell, this strategy contributed to results.

Detractors from performance were the Fund’s positions in very short-term, pre-refunded bonds, which failed to keep pace with the broader market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021 (continued)	BlackRock MuniYield Investment Fund (MYF)

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	01/31/21		07/31/20
Transportation	27%		27%
Health	15		15
County/City/Special District/School District	13		17
Housing	12		11
State	11		8
Utilities	6		10
Education	6		5
Tobacco	6		5
Corporate	4		2
Industrial Conglomerates	—	(c)	—	(c)

CREDIT QUALITY ALLOCATION

Credit Rating(a)(e)	01/31/21		07/31/20
AAA/Aaa	4%		4%
AA/Aa	40		37
A	25		24
BBB/Baa	13		11
BB/Ba	5		5
B	2		2
C	—	(c)	—
N/R(f)	11		17

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(d)	Percentage
2021	9%
2022	3
2023	12
2024	3
2025	3

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Represents less than 1% of the Fund’s total investments.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2021 and July 31, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade represents 3% and 3%, respectively, of the Fund’s total investments.

F U N D S U M M A R Y	15

Fund Summary as of January 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Investment Objective

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange	MYJ
Initial Offering Date.	May 1, 1992
Yield on Closing Market Price as of January 31, 2021 ($14.51)(a)	5.17%
Tax Equivalent Yield(b)	10.67%
Current Monthly Distribution per Common Share(c)	$0.0625
Current Annualized Distribution per Common Share(c)	$0.7500
Leverage as of January 31, 2021(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	01/31/21	07/31/20	Change	High	Low
Market Price	$14.51	$14.28	1.61%	$14.65	$13.29
Net Asset Value	16.33	15.89	2.77	16.34	15.57

Market Price and Net Asset Value History for the Past Five Years

16	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021 (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Performance

Returns for the six months ended January 31, 2021 were as follows:

	Returns Based On
	Market Price	NAV
MYJ(a)(b)	4.29%	5.49%
Lipper New Jersey Municipal Debt Funds(c)	5.39	4.81

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Past performance is not an indication of future results.

More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Fund’s absolute performance based on NAV:

Municipal bonds delivered positive returns in the six-month period. Although U.S. Treasury yields moved higher (as prices fell), the tax-exempt market posted a gain due to a decline in yield spreads. Investors grew increasingly optimistic about the economic outlook for 2021, particularly after the approval of a vaccine for COVID-19 in early November 2020. Inflows into the market were consistent and traditional tax-exempt supply trended lower, creating a positive supply-and-demand dynamic that aided performance.

New Jersey tax-backed bonds outperformed the national market. Credit spreads tightened during the period due to elevated investor demand for higher yielding investment-grade bonds, coupled with tax revenues that were more resilient than expected.

High yield municipal bonds posted the strongest gains for the period, led by more liquid tobacco and Puerto Rico bonds. The state tax-backed sector—which benefited from the strength in both the state of New Jersey and Puerto Rico bonds—was the primary contributor. The transportation also contributed, but to a lesser extent. Positions in A and BBB rated bonds were the largest contributors on a ratings basis. At a time in which longer-maturity bonds outperformed short term issues, the Fund’s holdings in bonds with maturities of 20 years and above helped performance.

The Fund’s use of leverage, which augmented income and amplified the effect of rising prices, was a further contributor. The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields rose, as prices fell, this strategy contributed to results.

Reinvestment risk remained a headwind since the proceeds from bonds that matured or were called needed to be reinvested at lower yields compared to bonds that were issued when yields were higher.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	17

Fund Summary as of January 31, 2021 (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Overview of the Fund’s Total Investments

SECTOR ALLOCATION

Sector(a)(b)	01/31/21		07/31/20
State	27%		9%
Transportation	24		35
Education	16		17
County/City/Special District/School District	15		18
Health	6		6
Tobacco	5		4
Utilities	3		4
Corporate	2		5
Housing	2		2
Hotels, Restaurants & Leisure	—	(c)	—

CALL/MATURITY SCHEDULE

Calendar Year Ended December 31,(a)(d)	Percentage
2021	8%
2022	9
2023	5
2024	13
2025	2

CREDIT QUALITY ALLOCATION

Credit Rating(a)(e)	01/31/21		07/31/20
AAA/Aaa	6%		6%
AA/Aa	31		30
A	19		18
BBB/Baa	31		31
BB/Ba	6		8
B	—	(c)	—
C	1		—
N/R(f)	6		7

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(c)	Represents less than 1% of the Fund’s long-term investments.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(f)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2021 and July 31, 2020, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% and 1%, respectively, of the Fund’s total investments.

18	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 136.8%

Corporate — 10.6%
Industrial Development Authority of the County of Pima, Refunding RB, Series A, 4.00%, 09/01/29	$1,000	$1,074,270
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,671,500
5.00%, 12/01/37	2,500	3,633,525

		7,379,295

County/City/Special District/School District — 8.0%
City of Phoenix Civic Improvement Corp., RB, Series B, (BHAC), 5.50%, 07/01/41	100	157,509
Kyrene Elementary School District No.28, GO
Series B, 5.50%, 07/01/29	480	540,648
Series B, 5.50%, 07/01/30	400	450,540
Maricopa County Unified School District No.11-Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,468,375
Town of Queen Creek Arizona Excise Tax Revenue, RB
4.00%, 08/01/50	1,700	2,028,440
Series A, 5.00%, 08/01/42	750	945,082

		5,590,594

Education — 45.6%
Arizona Board of Regents, RB, Series A, 4.00%,07/01/42	1,000	1,217,810
Arizona Board of Regents, Refunding COP, Series C, 5.00%, 06/01/30	2,595	2,756,201
Arizona Industrial Development Authority, RB 7.10%, 01/01/55(a)	250	250,920
Series A, (BAM), 5.00%, 06/01/49	2,500	2,949,850
Series A, 5.00%, 07/15/49(a)	1,000	1,098,010
Series A, 5.00%, 12/15/49(a)	250	269,360
Arizona Industrial Development Authority, Refunding RB (SD CRED PROG), 5.00%, 07/01/37	750	901,388
Series A, 5.13%, 07/01/37(a)	500	561,965
Series A, 5.50%, 07/01/52(a)	600	645,456
Series G, 5.00%, 07/01/47(a)	2,360	2,609,594
Florence Town, Inc. Industrial Development Authority, RB, 6.00%, 07/01/43	500	529,005
Industrial Development Authority of the City of Phoenix, RB
6.30%, 07/01/21(b)	500	512,605
6.63%, 07/01/23(b)	500	576,705
Series A, 5.00%, 07/01/44	2,000	2,186,500
Series A, 6.75%, 07/01/44(a)	440	482,970
Series A, 5.00%, 07/01/46(a)	500	530,460
Industrial Development Authority of the City of Phoenix, Refunding RB
5.00%, 07/01/45(a)	500	525,870
5.00%, 07/01/46	500	553,635
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	530	547,723
Maricopa County Industrial Development Authority, RB
5.00%, 07/01/47	1,000	1,116,780
4.00%, 07/01/50	1,500	1,725,090
Maricopa County Industrial Development Authority, Refunding RB(a)
5.00%, 07/01/47	1,000	1,076,320
5.00%, 07/01/54	250	269,140

Security	Par (000)	Value

Education (continued)
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	$500	$597,050
Northern Arizona University, RB, 5.00%, 08/01/23(b)	3,000	3,354,600
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,582,868
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,475,355

		31,903,230

Health — 27.4%
Arizona Health Facilities Authority, RB, Series B-2, (AGM), 5.00%, 03/01/21(b)	500	501,930
Arizona Health Facilities Authority, Refunding RB
Series A, 5.00%, 02/01/42	1,000	1,045,900
Series A, 5.00%, 12/01/42	2,785	3,217,928
Arizona Industrial Development Authority, RB, Series A, 4.00%, 02/01/50	2,635	3,078,286
Industrial Development Authority of the County of Yavapai, Refunding RB
5.25%, 10/01/26	1,000	1,033,410
4.00%, 08/01/43	1,650	1,916,937
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	4,000	4,621,200
Maricopa County Industrial Development Authority,Refunding RB
Series A, 5.00%, 01/01/38	500	613,265
Series A, 4.13%, 09/01/42	750	861,435
Series A, 5.00%, 09/01/42	1,000	1,233,230
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	1,000	1,024,290

		19,147,811

Transportation — 13.4%
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/42	3,000	3,646,110
City of Phoenix Civic Improvement Corp., Refunding RB AMT, Senior Lien, 5.00%, 07/01/32	700	774,501
Series D, Junior Lien, 4.00%, 07/01/40	1,000	1,148,010
Phoenix-Mesa Gateway Airport Authority, ARB, AMT, 5.00%, 07/01/38	3,600	3,809,304

		9,377,925

Utilities — 31.8%
City of Buckeye Arizona, RB, (ST INTERCEPT), 5.00%, 07/01/43	4,000	4,682,880
City of Goodyear Arizona Water & Sewer Revenue, RB, 2nd Series, Subordinate, (AGM), 4.00%, 07/01/45	250	291,335
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, (AGM), 5.00%, 07/01/40	3,500	4,089,540
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	3,000	3,794,610
City of Phoenix Civic Improvement Corp., RB, Series A, Junior Lien, 4.00%, 07/01/39	1,300	1,551,108
Pinal County Electric District No.3, Refunding RB, Series A, 5.25%, 07/01/21(b)	2,500	2,552,175
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	285	322,173

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Salt River Project Agricultural Improvement & Power District, Refunding RB 5.00%, 01/01/38	$2,000	$2,539,940
Series A, 5.00%, 12/01/41	2,000	2,388,700

		22,212,461

Total Municipal Bonds in Arizona		95,611,316

Puerto Rico — 6.1%

State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	384	429,769
Series A-1, Restructured, 5.00%, 07/01/58	1,495	1,697,812
Series A-2, Restructured, 4.33%, 07/01/40	196	216,652
Series A-2, Restructured, 4.78%, 07/01/58	357	400,076
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,156	365,585

		3,109,894

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	460	465,589

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	525	553,313
Series A, Senior Lien, 5.13%, 07/01/37	150	158,705

		712,018

Total Municipal Bonds in Puerto Rico		4,287,501

Total Municipal Bonds — 142.9%
(Cost: $90,117,621)		99,898,817

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Arizona — 11.5%

Transportation — 7.1%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	4,000	4,942,480

Security	Par (000)	Value

Utilities — 4.4%
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/35	$3,000	$3,059,910

Total Municipal Bonds in Arizona		8,002,390

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.5%
(Cost: $7,301,234)		8,002,390

Total Long-Term Investments — 154.4%
(Cost: $97,418,855)		107,901,207

Shares

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(e)(f)	2,395,776	2,396,255

Total Short-Term Securities — 3.4%
(Cost: $2,396,017)		2,396,255

Total Investments — 157.8%
(Cost: $99,814,872)		110,297,462

Other Assets Less Liabilities — 0.3%		233,428
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0)%		(3,500,340)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.1)%		(37,131,157)

Net Assets Applicable to Common Shares — 100.0%		$69,899,393

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,704,950	$—	$(308,653)(a)	$457	$(499)	$2,396,255	2,395,776	$68	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

20	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$99,898,817	$—	$99,898,817
Municipal Bonds Transferred to Tender Option Bond Trusts.	—	8,002,390	—	8,002,390
Short-Term Securities
Money Market Funds	2,396,255	—	—	2,396,255

	$2,396,255	$107,901,207	$—	$110,297,462

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(3,500,000)	$—	$(3,500,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(40,800,000)	$—	$(40,800,000)

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 80.5%

Corporate — 0.6%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	$1,835	$2,058,411

County/City/Special District/School District — 22.2%
Beverly Hills Unified School District California, GO, Series A, 3.00%, 08/01/41	2,000	2,174,780
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	190	219,355
Series A, 5.00%, 09/02/44	110	126,024
Series A, 5.00%, 09/02/48	110	125,438
California Statewide Communities Development Authority, SAB, S/F Housing, Series C, 5.00%, 09/02/39	415	479,117
City & County of San Francisco California Refunding COP, Series A, 4.00%, 04/01/44	11,300	12,835,896
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,900	1,909,139
City of Roseville California, ST, 4.00%, 09/01/50	240	255,562
City of San Jose California Hotel Tax Revenue, RB 6.50%, 05/01/36	1,520	1,541,371
6.50%, 05/01/42	1,860	1,885,947
Fremont Unified School District/Alameda County, GO, Series D, 2.00%, 08/01/41	4,000	3,979,960
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	2,000	2,493,640
Mount San Antonio Community College District, Refunding GO, Series A, 5.00%, 08/01/44	8,000	10,367,680
Orange County Community Facilities District, ST 4.00%, 08/15/40	180	199,660
4.00%, 08/15/50	165	179,678
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	5,000	5,984,800
San Francisco Bay Area Rapid Transit District, GO, Series A, 4.00%, 08/01/42	7,875	9,213,750
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 01/01/40	270	327,399
Santa Clara County Financing Authority RB, Series A, 4.00%, 05/01/45	15,000	17,840,100
West Contra Costa Unified School District, GO, Series A, 5.50%, 08/01/39	2,500	2,820,900
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,420	4,076,777

		79,036,973

Education — 7.4%
California Municipal Finance Authority, RB(a)
Series A, 5.00%, 10/01/39	150	158,574
Series A, 5.00%, 10/01/49	255	266,832
Series A, 5.00%, 10/01/57	505	526,008
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/39	290	308,450
5.00%, 08/01/48	940	1,001,276
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(a)	195	198,327
California School Finance Authority, RB 6.65%, 07/01/33	595	647,848
6.90%, 07/01/43	1,330	1,442,013
Series A, 6.00%, 07/01/33	1,500	1,684,440
Series A, 5.00%, 06/01/39(a)	740	801,494

Security	Par (000)		Value

Education (continued)
California School Finance Authority, RB (continued)
Series A, 6.30%, 07/01/43	$3,000		$3,383,610
Series A, 5.00%, 06/01/58(a)	1,465		1,584,060
California State University, RB, Series C, 3.00%, 11/01/39	2,200		2,487,540
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(a)	165		181,182
Hastings Campus Housing Finance Authority, RB Series A, 5.00%, 07/01/45	410		474,103
Series A, 5.00%, 07/01/61	2,465		2,814,488
University of California, RB, 4.00%, 05/15/47	4,750		5,732,680
University of California, Refunding RB, Series BE, 4.00%, 05/15/40	2,045		2,518,377

			26,211,302

Health — 5.3%
California Health Facilities Financing Authority, RB Series A, 5.00%, 08/15/23(b)	2,005		2,252,397
Series A, 5.25%, 11/01/41	9,700		10,050,364
California Health Facilities Financing Authority, Refunding RB Series A, 4.00%, 04/01/49	3,000		3,480,510
Series B, 5.00%, 11/15/46	2,370		2,882,489
California Municipal Finance Authority, Refunding RB(a) Series A, 5.00%, 11/01/39	135		155,948
Series A, 5.00%, 11/01/49	150		168,807

			18,990,515

Housing — 2.3%
California Community Housing Agency, RB, Series A, 4.00%, 02/01/56(a)(c)	870		948,065
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(a)	1,670		1,912,651
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35	—	(d)	581
CSCDA Community Improvement Authority, RB, M/F Housing(a) 4.00%, 08/01/56(c)	1,000		1,105,170
Series A, 5.00%, 07/01/51	700		805,266
Santa Clara County Housing Authority, RB, M/F Housing, Series A, AMT, 6.00%, 08/01/41	3,500		3,512,005

			8,283,738

State — 11.9%
California Statewide Communities Development Authority, SAB, S/F Housing
5.00%, 09/02/40	205		239,120
4.00%, 09/02/50	165		175,121
5.00%, 09/02/50	165		188,615
State of California, Refunding GO 5.00%, 09/01/35	10,115		12,482,011
4.00%, 03/01/36	20,000		24,778,400
5.25%, 10/01/39	3,500		4,295,550

			42,158,817

Tobacco — 4.7%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/49	165		192,981
5.00%, 06/01/50	250		294,195
Series A, 4.00%, 06/01/49	240		281,871
California County Tobacco Securitization Agency, Refunding RB, CAB(e) 0.00%, 06/01/55	1,660		401,089

22	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
California County Tobacco Securitization Agency, Refunding RB, CAB(e) (continued)
Series B-2, Subordinate, 0.00%, 06/01/55	$2,485	$479,829
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	325	338,052
Series A-2, 5.00%, 06/01/47	11,495	11,956,639
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,190	2,685,969

		16,630,625

Transportation — 18.3%
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	4,915	5,917,611
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.25%, 05/15/38	1,735	2,190,802
Series B, AMT, 5.00%, 05/15/36	2,865	3,440,321
Series C, AMT, Subordinate, 5.00%, 05/15/44	5,955	7,253,666
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/43	2,175	2,718,358
County of Sacramento California Airport System Revenue, Refunding RB
Series A, 5.00%, 07/01/41	8,290	9,983,979
Series C, AMT, 5.00%, 07/01/37	3,000	3,735,060
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/41	1,300	1,625,598
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A-1, AMT, (AGM), 5.50%, 03/01/30	1,000	1,003,800
Series A-1, AMT, 5.75%, 03/01/34	2,000	2,008,320
Series A-1, AMT, (AGM), 5.75%, 03/01/34	1,000	1,003,990
Series A-1, AMT, 6.25%, 03/01/34	1,400	1,406,384
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.25%, 05/01/33	1,440	1,593,806
Series A, AMT, 5.00%, 05/01/42	5,050	6,055,152
Series A, AMT, 5.00%, 05/01/44	2,500	3,094,275
Series A, AMT, 5.00%, 05/01/49	5,050	6,217,459
Series D, AMT, 5.25%, 05/01/48	2,250	2,773,935
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB Series 2020, AMT, 4.00%, 05/01/39	2,000	2,363,360
Series A, AMT, 5.00%, 05/01/27	500	529,355

		64,915,231

Utilities — 7.8%
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	6,459,732
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A, 5.00%, 11/01/50	2,000	2,644,240
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,680,190
Los Angeles Department of Water & Power Power System Revenue, RB Series A, 5.00%, 07/01/42	3,440	4,261,885
Series A, 5.00%, 07/01/45	100	127,698

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water, Refunding RB, Series B, 5.00%, 07/01/43	$5,175	$6,616,807
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	3,200	3,883,232

		27,673,784

Total Municipal Bonds in California.		285,959,396

Puerto Rico — 5.2%

State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-1, Restructured, 4.75%, 07/01/53	1,689	1,890,312
Series A-1, Restructured, 5.00%, 07/01/58	6,675	7,580,530
Series A-2, Restructured, 4.33%, 07/01/40	1,696	1,874,708
Series A-2, Restructured, 4.78%, 07/01/58	1,727	1,935,380
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	8,295	2,623,294

		15,904,224

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	95	97,486

Utilities — 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	2,185	2,302,837

Total Municipal Bonds in Puerto Rico		18,304,547

Total Municipal Bonds — 85.7% (Cost: $277,699,815)		304,263,943

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 71.5%

County/City/Special District/School District — 19.3%
Los Angeles County Public Works Financing Authority, Refunding RB Series A, 5.00%, 12/01/39	17,850	20,920,735
Series A, 5.00%, 12/01/44	14,095	16,289,307
Palomar Community College District, GO, Series C, 5.00%, 08/01/44(b)	15,140	18,381,020
Santa Monica Community College District, GO, Series A, 5.00%, 08/01/43	10,000	12,938,200

		68,529,262

Education — 25.2%
California State University, Refunding RB Series A, 5.00%, 11/01/41	9,775	11,857,175
Series A, 5.00%, 11/01/42(g)	13,430	16,687,715
Series A, 5.00%, 11/01/43	5,001	6,034,592
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,841,446
University of California, Refunding RB Series AZ, 5.00%, 05/15/43(g)	12,000	15,237,240
Series I, 5.00%, 05/15/40	21,875	25,854,491

		89,512,659

Health — 3.8%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/41(b)	11,000	13,493,590

S C H E D U L E O F I N V E ST M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 7.4%
State of California, GO, 4.00%, 03/01/46(g)	$10,000	$12,054,800
State of California, Refunding GO, 5.00%, 08/01/37	10,975	14,141,833

		26,196,633

Transportation — 9.0%
City of Los Angeles Department of Airports, ARB, AMT, Series A, 5.00%, 05/15/45	10,045	11,683,035
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45(g)	16,250	20,098,650

		31,781,685

Utilities — 6.8%
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	24,270,200

Total Municipal Bonds in California		253,784,029

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.5% (Cost: $230,673,345)		253,784,029

Total Investments — 157.2% (Cost: $508,373,160)		558,047,972

Other Assets Less Liabilities — 2.1%		7,357,608

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.5)%		(104,731,690)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (29.8)%		(105,672,458)

Net Assets Applicable to Common Shares — 100.0%		$355,001,432

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Amount is less than 500.
(e)	Zero-coupon bond.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2025 to March 1, 2028, is $27,116,500. See Note 4 of the Notes to Financial Statements for details.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class(a)	$3,424,210	$—	$(3,424,230	)(b)	$27	$(7)	$—	—	$168	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	136	03/22/21	$18,636	$(3,340)
Long U.S. Treasury Bond	51	03/22/21	8,605	40,015

				$36,675

24	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$40,015	$—	$40,015

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$3,340	$—	$3,340

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$631,815	$—	$631,815

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$36,675	$—	$36,675

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short.	$13,620,453

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$304,263,943	$—	$304,263,943
Municipal Bonds Transferred to Tender Option Bond Trusts	—	253,784,029	—	253,784,029

	$—	$558,047,972	$—	$558,047,972

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$40,015	$—	$—	$40,015
Liabilities
Interest Rate Contracts	(3,340)	—	—	(3,340)

	$36,675	$—	$—	$36,675

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield California Fund, Inc. (MYC)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(104,690,676)	$—	$(104,690,676)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(210,590,676)	$—	$(210,590,676)

See notes to financial statements.

26	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$545	$567,792

Arizona — 2.6%
Arizona Industrial Development Authority, Refunding RB, Series A, 5.38%, 07/01/50(a)	1,645	1,816,903
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 3.00%, 07/01/49	1,500	1,583,490
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	1,070	1,135,184
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	550	638,220
Salt Verde Financial Corp., RB, 5.00%, 12/01/32	155	209,335

		5,383,132

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,210	1,333,335

California — 9.4%
ABC Unified School District, GO, Series C, (NPFGC), 0.00%, 08/01/34(b)	1,215	949,158
Alvord Unified School District, Refunding GO, CAB, Series B, (AGM), 0.00%, 08/01/41(b)	1,175	676,095
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/42	145	168,626
California State Public Works Board, RB Series F, 5.25%, 09/01/33	835	942,298
Series I, 5.50%, 11/01/31	1,000	1,142,890
California Statewide Communities Development Authority, Refunding RB(a) Series A, 5.00%, 06/01/36	1,360	1,491,458
Series A, 5.00%, 06/01/46	1,680	1,799,498
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program RB, Series A, 2.45%, 12/01/45	950	971,992
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	655	681,305
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	1,620	1,857,103
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A-1, AMT, 5.50%, 03/01/30	1,500	1,505,955
Regents of the University of California Medical Center Pooled Revenue, Refunding RB Series J, 5.25%, 05/15/23(c)	2,905	3,244,043
Series J, 5.25%, 05/15/38	825	915,280
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB Series A, AMT, 5.50%, 05/01/28	1,065	1,188,508
Series A, AMT, 5.25%, 05/01/33	830	918,652
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	625	710,994

		19,163,855

Colorado — 3.1%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(a)	345	358,528
City & County of Denver Colorado Airport System Revenue, ARB Series A, AMT, 5.50%, 11/15/28	1,000	1,133,660
Series A, AMT, 5.50%, 11/15/30	330	373,824

Security	Par (000)	Value

Colorado (continued)

City & County of Denver Colorado Airport System Revenue, ARB (continued)
Series A, AMT, 5.50%, 11/15/31	$400	$452,936
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/37(b)	1,760	1,048,238
Colorado Health Facilities Authority, Refunding RB Series A, 3.25%, 08/01/49	1,610	1,682,192
Series A, 4.00%, 08/01/49	1,200	1,354,344

		6,403,722

Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	540	600,701

Delaware — 0.9%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,605	1,893,306

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	530	602,419

Florida — 8.7%
City of Tampa Florida, RB, CAB(b) Series A, 0.00%, 09/01/49	320	113,462
Series A, 0.00%, 09/01/53	340	100,212
County of Broward Florida Airport System Revenue, ARB Series A, AMT, 5.00%, 10/01/45	1,005	1,163,398
Series A, AMT, 5.00%, 10/01/49	300	369,318
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	2,000	2,051,500
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/22(c)	2,440	2,631,003
County of Miami-Dade Seaport Department, ARB Series A, 5.38%, 10/01/33	1,170	1,320,497
Series B, AMT, 6.25%, 10/01/38	525	600,332
Series B, AMT, 6.00%, 10/01/42	700	799,274
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(b)
Series A-2, 0.00%, 10/01/38	1,000	606,890
Series A-2, 0.00%, 10/01/41	555	287,767
Series A-2, 0.00%, 10/01/42	410	204,676
Series A-2, 0.00%, 10/01/43	370	177,441
Series A-2, 0.00%, 10/01/44	380	175,492
Series A-2, 0.00%, 10/01/45	1,315	584,873
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,895	2,191,397
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,995	2,252,754
Lakewood Ranch Stewardship District, SAB 5.25%, 05/01/37	240	269,165
5.38%, 05/01/47	260	288,857
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (GNMA/FNMA/FHLMC), 6.00%, 09/01/40	75	76,021
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	85	100,681
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,200	1,343,064

		17,708,074

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 3.0%
Main Street Natural Gas, Inc., RB Series A, 5.00%, 05/15/37	$1,475	$2,103,203
Series A, 5.00%, 05/15/38	910	1,311,610
Series A, 5.00%, 05/15/49	1,230	1,911,641
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	280	320,124
5.00%, 01/01/56	385	464,726

		6,111,304

Hawaii — 0.5%
State of Hawaii Airports System Revenue, COP AMT, 5.25%, 08/01/25	485	540,586
AMT, 5.25%, 08/01/26	525	585,086

		1,125,672

Illinois — 12.0%
Chicago Board of Education, GO Series C, 5.25%, 12/01/35	970	1,084,955
Series D, 5.00%, 12/01/46	1,230	1,363,716
Series H, 5.00%, 12/01/36	295	349,823
Chicago Board of Education, Refunding GO Series C, 5.00%, 12/01/25	415	491,845
Series D, 5.00%, 12/01/25	530	628,140
Series G, 5.00%, 12/01/34	290	346,492
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,000	1,093,520
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(c)	2,000	2,085,080
Cook County Community College District No.508, GO 5.50%, 12/01/38	1,000	1,118,450
5.25%, 12/01/43	1,500	1,646,370
Illinois Finance Authority, RB, Series A, 6.00%, 08/15/41 .	4,000	4,122,840
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,215	1,417,164
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM), 0.00%, 12/15/56(b)	2,965	923,479
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	315	348,280
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM), 0.00%, 12/15/54(b)	4,140	1,380,152
Railsplitter Tobacco Settlement Authority, RB(c) 5.50%, 06/01/21	1,370	1,394,386
6.00%, 06/01/21	390	397,644
State of Illinois, GO 5.25%, 02/01/30	2,010	2,249,391
5.50%, 07/01/33	1,000	1,095,470
5.50%, 07/01/38	415	453,288
Series D, 5.00%, 11/01/28	440	523,217

		24,513,702

Indiana — 1.1%
City of Valparaiso Indiana, RB, AMT, 6.75%, 01/01/34	1,350	1,481,747
Indiana Finance Authority, Refunding RB, 4.75%, 03/01/22(c)	700	735,126

		2,216,873

Iowa — 2.1%
Iowa Finance Authority, Refunding RB 5.25%, 12/01/25	865	970,911
Series B, 5.25%, 12/01/50(d)	1,255	1,406,001
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,885	1,941,927

		4,318,839

Security	Par (000)	Value

Kansas — 0.7%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	$655	$705,048
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	680	777,893

		1,482,941

Louisiana — 1.9%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,705,110
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,895	2,234,887

		3,939,997

Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, 7.50%, 07/01/21(c)	765	790,100

Maryland — 1.0%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	185	196,714
Montgomery County Housing Opportunities Commission, Refunding RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	1,675	1,770,191

		1,966,905

Massachusetts — 2.6%
Massachusetts Development Finance Agency, Refunding RB 4.00%, 07/01/39	2,045	2,202,138
Series A, 4.00%, 06/01/49	170	193,671
Massachusetts Educational Financing Authority, RB Series B, AMT, 2.63%, 07/01/36	525	551,192
AMT, Subordinate, 3.75%, 07/01/47	2,135	2,159,253
Massachusetts Housing Finance Agency RB, Series D-1, 2.55%, 12/01/50	295	299,142

		5,405,396

Michigan — 3.2%
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,455	1,642,317
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	645	715,298
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.35%, 10/01/49	2,720	2,882,085
Michigan State Housing Development Authority, RB, S/F Housing Series A, 4.00%, 06/01/49	310	344,469
Series C, 4.13%, 12/01/38	220	230,910
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	570	687,089

		6,502,168

Montana — 0.1%
City of Kalispell Montana, Refunding RB, Series A, 5.25%, 05/15/37	170	176,688

Nevada — 1.1%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	2,000	2,226,980

New Hampshire — 0.5%
New Hampshire Housing Finance Authority, RB, M/F Housing, (FHA), 4.00%, 07/01/52	1,000	1,092,090

New Jersey — 5.9%
New Jersey Economic Development Authority, RB, AMT, (AGM), 5.00%, 01/01/31	900	1,002,366

28	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	$755	$804,362
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.13%, 06/15/39	1,210	1,400,587
Series AA, 5.50%, 06/15/39	2,475	2,736,880
Series AA, 5.00%, 06/15/45	470	588,713
Series AA, 3.00%, 06/15/50	140	145,456
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	180	221,792
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/42(e)	355	426,721
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	305	353,577
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	3,610	4,297,308

		11,977,762

New York — 9.6%
Metropolitan Transportation Authority, Refunding RB Series C-1, 5.00%, 11/15/56	3,010	3,458,550
Series D, 5.00%, 11/15/31	460	546,604
New York City Housing Development Corp. RB (FHA 542 (C)), 2.70%, 11/01/55	1,050	1,066,412
Series I-1, (FHA), 2.55%, 11/01/45	1,315	1,343,010
New York City Housing Development Corp., RB, M/F Housing, Series A, 3.00%, 11/01/55	820	849,651
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 4.00%, 05/01/45	935	1,115,511
New York City Water & Sewer System, RB, Series DD-1, 3.00%, 06/15/50	3,000	3,260,730
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,100	1,117,776
New York State Housing Finance Agency RB, Series L-1, (SONYMA), 2.50%, 11/01/45	1,760	1,798,051
New York State Thruway Authority, Refunding RB Series B, Subordinate, 3.00%, 01/01/46	1,575	1,671,658
Series B, Subordinate, 4.00%, 01/01/50	510	590,034
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	475	539,277
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	205	254,743
AMT, 5.00%, 10/01/40	585	721,925
Port Authority of New York & New Jersey Refunding RB, AMT, 4.00%, 07/15/41(e)	1,175	1,398,685

		19,732,617

North Carolina — 0.2%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	445	519,675

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,895	2,208,869
County of Montgomery Ohio, Refunding RB, 4.00%, 11/15/42	715	795,352
Montgomery County Refunding RB, 4.00%, 08/01/51(e)	890	1,043,017
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	460	515,421

Security	Par (000)	Value

Ohio (continued)
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	$225	$245,457
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	1,000	1,100,840
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50 .	1,055	1,233,316

		7,142,272

Oklahoma — 0.9%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	760	895,105
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	325	370,445
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	481,716

		1,747,266

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	205	230,102

Pennsylvania — 5.5%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(a)	585	663,396
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	1,500	1,654,620
Bucks County Industrial Development Authority, RB, 4.00%, 08/15/50	1,430	1,607,863
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	560	618,582
Pennsylvania Economic Development Financing Authority, RB, Series A-1, 4.00%, 04/15/50	525	613,111
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	1,062,710
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	105	103,823
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	1,000	1,177,090
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 119, 3.50%, 10/01/36	1,450	1,562,998
Pennsylvania Turnpike Commission RB, 4.00%, 12/01/50	665	778,150
Pennsylvania Turnpike Commission, RB, Series A, Subordinate, 4.00%, 12/01/49	1,215	1,402,256

		11,244,599

Puerto Rico — 5.5%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	430	441,253
5.63%, 05/15/43	445	450,407
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, Senior Lien, 5.00%, 07/01/33	1,280	1,349,030
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB Series A-1, Restructured, 4.75%, 07/01/53	1,176	1,316,167
Series A-1, Restructured, 5.00%, 07/01/58	5,150	5,848,649
Series A-2, Restructured, 4.33%, 07/01/40	364	402,355
Series A-2, Restructured, 4.78%, 07/01/58	136	152,410

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$252	$282,011
Series B-2, Restructured, 4.78%, 07/01/58	244	273,375
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	2,168	685,630

		11,201,287

Rhode Island — 3.4%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,060	1,132,133
Rhode Island Turnpike & Bridge Authority, RB Series A, 3.00%, 10/01/38	375	410,456
Series A, 3.00%, 10/01/39	535	583,594
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/35	525	609,767
Series B, 4.50%, 06/01/45	3,950	4,197,744

		6,933,694

South Carolina — 5.2%
Charleston County Airport District, ARB Series A, AMT, 6.00%, 07/01/38	1,955	2,202,151
Series A, AMT, 5.50%, 07/01/41	1,000	1,113,110
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	2,505	2,847,960
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,685	1,896,147
South Carolina Ports Authority, ARB AMT, 5.25%, 07/01/25(c)	1,280	1,549,939
AMT, 5.00%, 07/01/55	820	997,768

		10,607,075

Tennessee — 0.9%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	1,575	1,775,151

Texas — 4.6%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	70	67,371
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	140	163,461
City of Houston Texas Airport System Revenue, Refunding RB Series A, AMT, 5.00%, 07/01/27	135	157,514
Series A, AMT, 6.63%, 07/15/38	250	255,622
Sub-Series A, AMT, 4.00%, 07/01/47	210	240,022
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(c)	1,535	1,588,848
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	720	837,202
Red River Education Finance Corp., RB, 5.25%, 03/15/23(c)	710	786,488
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	230	252,220
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(e)	75	103,043
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,795	2,174,894
Texas Transportation Commission, RB, CAB(b) 0.00%, 08/01/35	310	191,589
0.00%, 08/01/36	170	99,647
0.00%, 08/01/37	225	124,819

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, CAB(b) (continued)
0.00%, 08/01/38	$810	$425,736
0.00%, 08/01/41	1,950	868,354
0.00%, 08/01/44	1,010	382,346
0.00%, 08/01/45	1,775	637,385

		9,356,561

Virginia — 3.6%
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(c)	560	585,155
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,395	1,410,136
Virginia Housing Development Authority, RB, M/F Housing, Series D, 3.90%, 10/01/48	1,570	1,746,405
Virginia Housing Development Authority, RB, S/F Housing, Series E, 3.15%, 12/01/49	1,070	1,144,686
Virginia Small Business Financing Authority, RB AMT, 5.00%, 01/01/48(a)(d)	585	591,423
AMT, Senior Lien, 6.00%, 01/01/37	1,715	1,846,129

		7,323,934

Washington — 0.4%
King County Housing Authority, Refunding RB, 3.00%, 06/01/40	490	527,113
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 09/01/55	315	400,869

		927,982

West Virginia — 1.1%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	1,940	2,177,126

Wisconsin — 1.2%
Public Finance Authority, Refunding RB, 5.25%, 05/15/52(a)	1,015	1,077,889
Wisconsin Housing & Economic Development Authority, RB, M/F Housing Series A, 3.15%, 11/01/44	520	554,908
Series A, 4.45%, 05/01/57	660	734,375

		2,367,172

Total Municipal Bonds — 108.0% (Cost: $199,592,488)		220,790,266

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.6%
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	1,065	1,230,395

California — 2.3%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(g)	1,998	2,324,342
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	1,980	2,411,537

		4,735,879

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F
Housing, Series B-2, (FHA), 4.10%, 09/01/39	610	692,557

Florida — 5.7%
City Of South Miami Health Facilities Authority, Inc.,
Refunding RB, 5.00%, 08/15/47	1,575	1,924,398

30	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	$1,918	$2,149,470
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	2,660	3,050,860
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(g)	3,858	4,438,080

		11,562,808

Georgia — 2.3%
Georgia Housing & Finance Authority, Refunding RB
Series A, 3.60%, 12/01/44	1,605	1,775,759
Series A, 3.70%, 06/01/49	2,676	2,969,184

		4,744,943

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(c)	2	2,583
Series C, 4.00%, 02/15/41	912	1,029,653

		1,032,236

Maryland — 2.0%
City of Baltimore Maryland, RB, Series A, 4.00%, 07/01/49	3,378	4,003,737

Massachusetts — 0.6%
Massachusetts Housing Finance Agency, RB, Series A-1, (FHA), 3.10%, 06/01/60	1,246	1,298,888

Michigan — 4.0%
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,964	2,260,879
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 04/15/54	2,524	2,944,852
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,756	3,053,666

		8,259,397

Nebraska — 0.3%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.70%, 03/01/47	593	681,844

Nevada — 4.7%
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48 .	2,739	3,405,881
Las Vegas Valley Water District, Refunding GO, Series C, 5.00%, 06/01/28	6,070	6,167,424

		9,573,305

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	1,000	1,031,342

New York — 11.1%
Hudson Yards Infrastructure Corp., RB(g) 5.75%, 02/15/21(c)	299	299,779
5.75%, 02/15/47	184	184,415
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,280	1,443,520

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 3.00%, 05/01/46	$1,487	$1,616,469
New York City Water & Sewer System, Refunding RB Series BB, 5.25%, 12/15/21(c)	4,408	4,606,063
Series FF, 5.00%, 06/15/45	3,859	4,097,173
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	4,365	4,553,833
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	2,560	2,663,645
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	1,740	2,053,496
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	944	1,076,624

		22,595,017

Pennsylvania — 1.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	1,769	2,090,050
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,514	1,886,688

		3,976,738

Rhode Island — 0.8%
Rhode Island Housing and Mortgage Finance Corp., Refunding RB, S/F Housing, Series 69-B, (FHLMC, FNMA, GNMA), 3.55%, 10/01/33	1,440	1,597,824

South Carolina — 1.3%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(g)	2,235	2,571,367

Texas — 4.6%
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,703	3,148,135
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(c)	3,480	3,588,089
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	495	543,162
Series A, (GNMA), 3.00%, 09/01/45	611	650,315
Series A, (GNMA), 3.75%, 09/01/49	271	297,791
Series A, (GNMA), 3.00%, 03/01/50	1,159	1,232,201

		9,459,693

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding
RB, Series B, 4.13%, 08/15/43	1,641	1,843,355

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.9%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	$1,605	$1,781,454

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.3% (Cost: $86,097,923)		92,672,779

Total Long-Term Investments — 153.3% (Cost: $285,690,411)		313,463,045

	Shares

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional
Class, 0.01%(h)(i)	4,021,753	4,022,557

Total Short-Term Securities — 2.0% (Cost: $4,022,552)		4,022,557

Total Investments — 155.3% (Cost: $289,712,963)		317,485,602

Liabilities in Excess of Other Assets — (0.4)%		(670,331)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.0)%		(53,194,769)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (28.9)%		(59,164,736)

Net Assets Applicable to Common Shares — 100.0%		$204,455,766

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $9,328,479.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$230,913	$3,791,606	(a)	$—	$33	$5	$4,022,557	4,021,753	$96	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note.	25	03/22/21	$3,426	$7,872
Long U.S. Treasury Bond	14	03/22/21	2,362	37,524

				$45,396

32	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Investment Fund (MYF)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$45,396	$—	$45,396

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$56,819	$—	$56,819

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$45,396	$—	$45,396

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short	$2,893,922

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$220,790,266	$—	$220,790,266
Municipal Bonds Transferred to Tender Option Bond Trusts	—	92,672,779	—	92,672,779
Short-Term Securities
Money Market Funds	4,022,557	—	—	4,022,557

	$4,022,557	$313,463,045	$—	$317,485,602

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$45,396	$—	$—	$45,396

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield Investment Fund (MYF)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(53,174,814)	$—	$(53,174,814)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

	$—	$(112,574,814)	$—	$(112,574,814)

See notes to financial statements.

34	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.6%

Utilities — 0.6%
Guam Government Waterworks Authority, RB,
Series A, 5.00%, 01/01/50	$1,930	$2,333,949

New Jersey — 120.8%

Corporate — 3.5%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(a)	415	503,051
Series A, AMT, 5.63%, 11/15/30	1,730	1,927,133
Series B, AMT, 5.63%, 11/15/30	5,000	5,575,150
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,810	1,916,283
3.50%, 04/01/42	1,355	1,435,555
Series A, AMT, 2.20%, 10/01/39(b)	2,130	2,329,325

		13,686,497

County/City/Special District/School District — 16.9%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,280	2,446,212
5.25%, 11/01/44	12,000	12,812,520
City of Bayonne New Jersey, Refunding GO
(BAM), 5.00%, 07/01/33	1,565	1,880,473
(BAM), 5.00%, 07/01/35	2,425	2,899,330
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,379,856
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/49	465	522,111
Essex County Improvement Authority, Refunding RB
(GTD, NPFGC), 5.50%, 10/01/28	4,540	6,249,537
(NPFGC), 5.50%, 10/01/29	8,505	12,006,508
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	1,190	1,386,088
(SCH BD RES FD), 4.00%, 07/15/39	1,090	1,264,389
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	700	826,161
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,997,154
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/37	500	606,860
Series B, (GTD), 4.00%, 12/01/38	510	616,758
Monroe Township Board of Educationddlesex County, Refunding GO, (SCH BD RES FD), 5.00%, 03/01/25(c)	2,750	3,280,173
New Jersey Economic Development Authority, RB, Series B, AMT, 6.50%, 04/01/31	4,590	4,927,090
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	4,750	5,245,188
Union County Improvement Authority, RB, (GTD), 5.00%, 05/01/42	2,320	2,456,578
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	670	696,351

		66,499,337

Education — 17.4%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	950	1,018,552

Security	Par (000)	Value

Education (continued)
New Jersey Economic Development Authority RB, 4.00%, 06/15/50	$1,045	$1,196,974
New Jersey Economic Development Authority, RB 6.00%, 10/01/33	4,675	5,165,594
Series A, 5.00%, 07/01/27(d)	330	353,975
Series A, 5.13%, 11/01/29(d)	150	164,274
Series A, 5.25%, 07/01/37(d)	1,030	1,103,758
Series A, 5.00%, 07/01/38	160	185,042
Series A, 6.25%, 11/01/38(d)	440	504,614
Series A, 5.00%, 07/01/47	440	440,163
Series A, 5.38%, 07/01/47(d)	1,685	1,785,561
Series A, 5.00%, 12/01/48	4,475	5,152,783
Series A, 5.00%, 06/15/49(d)	970	1,036,629
Series A, 5.00%, 07/01/50	410	462,853
Series A, 6.50%, 11/01/52(d)	2,490	2,833,670
Series A, 5.00%, 06/15/54(d)	730	777,494
Series A, 5.25%, 11/01/54(d)	1,805	1,831,209
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,280	2,678,863
Series A, 4.25%, 09/01/27(d)	210	222,800
Series A, 5.63%, 08/01/34(d)	630	669,753
Series A, 5.00%, 09/01/37(d)	805	868,426
Series A, 5.88%, 08/01/44(d)	1,070	1,127,630
Series A, 6.00%, 08/01/49(d)	555	585,059
Series A, 5.13%, 09/01/52(d)	1,700	1,796,509
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/45	1,075	1,321,304
Series C, (AGM), 3.25%, 07/01/49	475	511,808
Series C, (AGM), 4.00%, 07/01/50	400	458,044
New Jersey Educational Facilities Authority, Refunding RB
Series A, (BAM), 5.00%, 07/01/28	915	1,082,967
Series A, 5.00%, 07/01/44	10,960	12,273,994
Series A, 4.00%, 07/01/47	955	1,037,321
Series B, 5.00%, 07/01/42	690	732,325
Series D, 5.00%, 07/01/38	500	538,765
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22	915	993,708
Sub-Series C, AMT, 4.00%, 12/01/48	1,450	1,524,167
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/29	2,585	2,663,481
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,968,774
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(c)	2,455	2,623,045
Series A, 5.00%, 07/01/40	3,000	3,482,880
Series A, 5.00%, 07/01/45	4,500	5,224,320

		68,399,088

Health — 8.5%
Camden County Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	653,472
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	555	646,486
5.00%, 01/01/39	555	639,399

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, RB 5.00%, 07/01/42	$1,685	$2,043,922
4.00%, 07/01/44	2,755	3,223,736
Series A, 5.50%, 07/01/43	2,400	2,695,080
New Jersey Health Care Facilities Financing Authority, Refunding RB 6.00%, 07/01/21(c)	4,090	4,189,264
5.00%, 07/01/34	860	1,055,418
5.00%, 07/01/39	2,530	3,074,532
4.00%, 07/01/41	1,400	1,580,180
Series A, 5.63%, 07/01/21(c)	6,990	7,149,066
Series A, 6.00%, 07/01/21(c)	900	921,843
Series A, 4.00%, 07/01/43	1,635	1,857,278
Series A, 5.00%, 07/01/43	3,305	3,980,839

		33,710,515

Hotels, Restaurants & Leisure — 0.0%
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	2,350	47,000

Housing — 2.7%
New Jersey Housing & Mortgage Finance Agency Refunding RB
Series A, (FHLMC), 2.45%, 11/01/45	385	384,242
Series A, (FHLMC), 2.55%, 11/01/50	350	347,813
Series A, (FHLMC), 2.63%, 11/01/56	350	348,134
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 4.00%, 11/01/48	305	333,054
Series A, 4.10%, 11/01/53	180	195,921
Series D, AMT, 4.25%, 11/01/37	1,260	1,380,292
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	2,630	2,955,357
Series E, 2.25%, 10/01/40	1,365	1,372,385
Series E, 2.40%, 10/01/45	1,050	1,060,111
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,237,800

		10,615,109

State — 34.9%
Garden State Preservation Trust, RB, CAB(g)
Series B, (AGM), 0.00%, 11/01/23	1,460	1,421,193
Series B, (AGM), 0.00%, 11/01/26	6,000	5,569,200
Series B, (AGM), 0.00%, 11/01/27	4,000	3,640,000
Series B, (AGM), 0.00%, 11/01/28	4,540	4,026,481
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	2,380	2,692,232
Series A, (NPFGC), 5.25%, 07/01/25	3,450	4,077,969
Series B, 5.00%, 06/15/35	3,750	4,632,263
Series B, 5.00%, 06/15/43	2,235	2,706,026
Series EEE, 5.00%, 06/15/43	4,450	5,387,837
New Jersey Economic Development Authority, Refunding RB (AGM), 5.00%, 06/15/22	3,690	3,871,696
5.00%, 06/15/26	1,250	1,313,638
5.00%, 06/15/28	975	1,014,497
5.00%, 06/15/29	2,260	2,375,644
4.00%, 07/01/46	2,255	2,581,772
Series GG, 5.25%, 09/01/27	4,295	4,311,665

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
Sub-Series A, 5.00%, 07/01/33.	$1,175	$1,342,449
Sub-Series A, 4.00%, 07/01/34.	1,270	1,395,209
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/32	4,000	4,566,960
New Jersey Transportation Trust Fund Authority RB, Series AA, 4.00%, 06/15/50.	5,000	5,728,600
New Jersey Transportation Trust Fund Authority, RB Series A, 5.00%, 06/15/42	6,885	7,267,186
Series AA, 5.00%, 06/15/38	9,490	10,720,094
Series AA, 5.50%, 06/15/39	8,205	9,073,171
Series AA, 5.25%, 06/15/41	5,000	5,783,550
Series AA, 3.00%, 06/15/50	630	654,551
Series B, 5.00%, 06/15/33	1,110	1,375,712
Series BB, 4.00%, 06/15/50	2,690	3,006,156
New Jersey Transportation Trust Fund Authority, RB, CAB
Series B, 5.25%, 06/15/36	8,500	8,655,805
Series C, (AGM), 0.00%, 12/15/32(g)	5,250	4,380,968
Series C, (AMBAC), 0.00%, 12/15/35(g)	4,140	2,962,874
New Jersey Transportation Trust Fund Authority, Refunding RB 4.00%, 12/15/39	1,000	1,153,060
Series A, 5.00%, 12/15/32	3,530	4,397,568
Series A, 5.00%, 12/15/35	905	1,116,815
Series A, 5.00%, 12/15/36	500	616,090
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	7,620	8,500,872
State of New Jersey, GO, Series A, 4.00%, 06/01/32	4,180	5,300,031

		137,619,834

Tobacco — 7.0%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	7,000	8,470,420
Series A, 5.25%, 06/01/46	1,595	1,952,711
Sub-Series B, 5.00%, 06/01/46	14,375	17,111,856

		27,534,987

Transportation — 26.4%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	1,113,740
AMT, 5.38%, 01/01/43	15,780	17,245,173
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/37	2,750	3,246,485
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(c)	8,330	8,495,017
Series A, 6.00%, 06/15/21(c)	11,440	11,687,791
Series A, 5.00%, 06/15/30	2,000	2,382,040
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	5,540	6,564,955
New Jersey Turnpike Authority RB, Series A, 4.00%, 01/01/51(h)	6,570	7,795,042
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(c)	7,015	7,495,177
Series A, 5.00%, 01/01/35	1,060	1,298,638
Series E, 5.00%, 01/01/45	720	835,214
New Jersey Turnpike Authority, Refunding RB
Series A, 5.00%, 01/01/22(c)	1,000	1,044,370
Series B, 5.00%, 01/01/34	1,150	1,443,285
Series G, 4.00%, 01/01/43	1,445	1,651,043

36	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	$5,000	$5,861,350
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	3,285	3,908,066
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	4,970	5,743,630
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,165	2,524,368
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 166th Series, 5.25%, 07/15/36	8,500	8,534,850
Consolidated, 172nd Series, AMT, 5.00%, 10/01/34 .	2,500	2,633,950
Consolidated, 206th Series, AMT, 5.00%, 11/15/47	1,525	1,821,155
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	575	733,562

		104,058,901

Utilities — 3.5%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	920	1,016,747
Series J, (AGM), 3.00%, 12/01/41	940	1,036,829
Series J, (AGM), 3.00%, 12/01/42	965	1,062,533
Series J, (AGM), 3.00%, 12/01/43	985	1,082,357
Series J, (AGM), 3.00%, 12/01/44	1,005	1,102,254
Series J, (AGM), 3.00%, 12/01/45	1,030	1,128,108
Rahway Valley Sewerage Authority, RB, CAB(g)
Series A, (NPFGC), 0.00%, 09/01/31	6,000	5,157,240
Series A, (NPFGC), 0.00%, 09/01/33	2,650	2,157,073

		13,743,141

Total Municipal Bonds in New Jersey		475,914,409

New York — 3.2%

Transportation — 3.2%
Port Authority of New York & New Jersey Refunding RB, AMT, 4.00%, 07/15/51(h)	2,395	2,819,274
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	250	257,963
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	1,365	1,649,002
Port Authority of New York & New Jersey, Refunding RB
Consolidated, 200th Series, 5.00%, 09/01/36	2,495	3,216,329
Consolidated, 212th Series, 4.00%, 09/01/37	4,000	4,770,760

Total Municipal Bonds in New York		12,713,328

Pennsylvania — 1.1%

Transportation — 1.1%
Delaware River Port Authority, RB, 5.00%, 01/01/40	4,000	4,521,680

Puerto Rico — 6.0%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,225	2,490,198
Series A-1, Restructured, 5.00%, 07/01/58	9,254	10,509,398
Series A-2, Restructured, 4.33%, 07/01/40	1,131	1,250,173

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.78%, 07/01/58	$2,028	$2,272,699
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(g)	4,385	1,386,756

		17,909,224

Tobacco — 0.4%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	760	779,889
5.63%, 05/15/43	790	799,599

		1,579,488

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,995	3,156,520
Series A, Senior Lien, 5.13%, 07/01/37	855	904,616

		4,061,136

Total Municipal Bonds in Puerto Rico		23,549,848

Total Municipal Bonds — 131.7% (Cost: $472,432,701)		519,033,214

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

New Jersey — 24.9%

County/City/Special District/School District — 7.9%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	2,560	3,056,359
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	6,981	7,104,917
Series A, AMT, 5.25%, 12/01/31	20,310	21,108,792

		31,270,068

Education — 7.8%
New Jersey Economic Development Authority, Refunding RB(j)
AMT, 3.00%, 08/01/41	7,879	8,098,171
AMT, 3.00%, 08/01/43	11,331	11,646,808
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	10,000	11,082,100

		30,827,079

Health — 1.6%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	5,555	6,207,156

State — 3.9%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	5,460	6,849,242
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/29(j)	8,017	8,728,723

		15,577,965

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 3.7%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(j)	$13,520	$14,445,444

Total Municipal Bonds in New Jersey		98,327,712

New York — 4.3%

Transportation — 4.3%
Port Authority of New York & New Jersey, Refunding ARB, AMT, Consolidated, 169th Series, 5.00%, 10/15/41	16,255	16,772,416

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.2% (Cost: $109,356,858)		115,100,128

Total Long-Term Investments — 160.9% (Cost: $581,789,559)		634,133,342

	Shares

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	10,309,166	10,311,228

Total Short-Term Securities — 2.6% (Cost: $10,311,228)		10,311,228

Total Investments — 163.5% (Cost: $592,100,787)		644,444,570

Liabilities in Excess of Other Assets — (1.8)%		(7,306,595)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.1)%.		(63,390,837)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.6)%		(179,703,018)

Net Assets Applicable to Common Shares — 100.0%		$394,044,120

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Zero-coupon bond.
(h)	When-issued security.
(i)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2022 to February 1, 2037, is $25,936,359.

See Note 4 of the Notes to Financial Statements for details.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,006,566	$6,304,787	(a)	$—	$2,202	$(2,327)	$10,311,228	10,309,166	$151	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

38	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note.	64	03/22/21	$8,770	$67,911
Long U.S. Treasury Bond	18	03/22/21	3,037	108,348

				$176,259

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$176,259	$—	$176,259

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$308,134	$—	$308,134

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$176,259	$—	$176,259

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — short.	$18,181,719

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$519,033,214	$—	$519,033,214
Municipal Bonds Transferred to Tender Option Bond Trusts.	—	115,100,128	—	115,100,128
Short-Term Securities
Money Market Funds	10,311,228	—	—	10,311,228

	$10,311,228	$634,133,342	$—	$644,444,570

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts.	$176,259	$—	$—	$176,259

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(63,363,289)	$—	$(63,363,289)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(243,363,289)	$—	$(243,363,289)

See notes to financial statements.

40	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

January 31, 2021

	MZA	MYC	MYF	MYJ

ASSETS
Investments at value — unaffiliated(a)	$107,901,207	$558,047,972	$313,463,045	$634,133,342
Investments at value — affiliated(b)	2,396,255	—	4,022,557	10,311,228
Cash	—	150,177	—	33,750
Cash pledged for futures contracts	—	378,000	89,000	154,000
Receivables:
Investments sold	—	3,919,359	611,737	—
Dividends — affiliated	19	28	44	72
Interest — unaffiliated	719,953	6,081,694	2,733,900	4,742,417
Variation margin on futures contracts	—	72,803	17,287	29,182

Prepaid expenses	52,114	55,842	36,376	62,137

Total assets	111,069,548	568,705,875	320,973,946	649,466,128

ACCRUED LIABILITIES
Bank overdraft	—	—	16,687	—
Payables:
Investments purchased	—	1,971,825	2,953,536	10,510,230
Income dividend distributions — Common Shares	246,627	921,038	767,981	1,507,776
Interest expense and fees	340	41,014	19,955	27,548
Investment advisory fees	46,628	238,818	133,704	268,882
Directors’ and Officer’s fees	654	2,698	1,711	40,499
Other accrued expenses	78,517	165,916	94,095	766
Reorganization costs	166,232	—	190,961	—

Total accrued liabilities	538,998	3,341,309	4,178,630	12,355,701

OTHER LIABILITIES
TOB Trust Certificates	3,500,000	104,690,676	53,174,814	63,363,289
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	37,131,157	105,672,458	59,164,736	179,703,018

Total other liabilities	40,631,157	210,363,134	112,339,550	243,066,307

Total liabilities	41,170,155	213,704,443	116,518,180	255,422,008

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$69,899,393	$355,001,432	$204,455,766	$394,044,120

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$60,892,556	$303,321,072	$183,788,704	$347,114,987
Accumulated earnings	9,006,837	51,680,360	20,667,062	46,929,133

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$69,899,393	$355,001,432	$204,455,766	$394,044,120

Net asset value per Common Share.	$15.07	$16.57	$14.91	$16.33

(a) Investments at cost — unaffiliated	$97,418,855	$508,373,160	$285,690,411	$581,789,559
(b) Investments at cost — affiliated	$2,396,017	$—	$4,022,552	$10,311,228
(c) Preferred Shares outstanding	373	1,059	594	1,800
(d) Preferred Shares authorized	1,985	8,059	1,000,000	5,782
(e) Par value per Preferred Share	$0.10	$0.10	$0.05	$0.10
(f) Common Shares outstanding	4,639,840	21,419,494	13,713,952	24,124,417
(g) Common Shares authorized	199,998,015	199,991,941	Unlimited	199,994,218
(h) Par value per Common Share	$0.10	$0.10	$0.10	$0.10

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations  (unaudited)

Six Months Ended January 31, 2021

	MZA	MYC	MYF	MYJ

INVESTMENT INCOME
Dividends — affiliated	$68	$168	$96	$151
Interest — unaffiliated.	1,995,241	8,381,474	6,037,434	12,314,505

Total investment income	1,995,309	8,381,642	6,037,530	12,314,656

EXPENSES
Investment advisory	275,256	1,399,854	787,164	1,583,524
Reorganization	142,773	—	174,571	—
Professional	26,593	43,970	40,121	45,643
Rating agency	25,553	25,553	25,552	25,553
Accounting services	13,945	44,691	28,966	47,780
Transfer agent	11,190	16,743	15,108	19,019
Registration	3,963	4,081	4,080	4,080
Directors and Officer	2,647	10,368	6,258	15,200
Printing and postage	1,299	1,498	1,416	1,459
Custodian	625	25,327	3,655	2,628
Liquidity fees	—	434,983	243,984	—
Remarketing fees on Preferred Shares	—	27,186	15,250	—
Miscellaneous	6,298	8,989	8,633	7,223

Total expenses excluding interest expense, fees and amortization of offering costs	510,142	2,043,243	1,354,758	1,752,109
Interest expense, fees and amortization of offering costs(a)	176,764	464,083	249,336	1,019,616

Total expenses	686,906	2,507,326	1,604,094	2,771,725
Less:
Fees waived and/or reimbursed by the Manager	(504)	(499)	(630)	(1,192)

Total expenses after fees waived and/or reimbursed	686,402	2,506,827	1,603,464	2,770,533

Net investment income	1,308,907	5,874,815	4,434,066	9,544,123

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated.	154,018	1,937,964	164,304	531,417
Investments — affiliated	457	27	33	2,202
Futures contracts	—	631,815	56,819	308,134

	154,475	2,569,806	221,156	841,753

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated.	976,585	4,247,261	5,085,902	8,966,552
Investments — affiliated	(499)	(7)	5	(2,327)
Futures contracts	—	36,675	45,396	176,259

	976,086	4,283,929	5,131,303	9,140,484

Net realized and unrealized gain	1,130,561	6,853,735	5,352,459	9,982,237

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$2,439,468	$12,728,550	$9,786,525	$19,526,360

(a)	Related to TOB Trusts and/or VRDP Shares.

See notes to financial statements.

42	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	MZA		MYC
	Six Months Ended		Six Months Ended
	01/31/21 (unaudited)	Year Ended July 31, 07/31/20	01/31/21 (unaudited)	Year Ended July 31, 07/31/20

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$1,308,907	$2,654,504	$5,874,815	$10,937,847
Net realized gain (loss)	154,475	(1,691,934)	2,569,806	605,727
Net change in unrealized appreciation	976,086	1,985,227	4,283,929	14,042,916

Net increase in net assets applicable to Common Shareholders resulting from operations	2,439,468	2,947,797	12,728,550	25,586,490

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(1,472,057)	(2,508,411)	(5,526,229)	(12,439,349)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	46,631	—	—	—

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	1,014,042	439,386	7,202,321	13,147,141
Beginning of period	68,885,351	68,445,965	347,799,111	334,651,970

End of period	$69,899,393	$68,885,351	$355,001,432	$347,799,111

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets  (continued)

	MYF			MYJ
	Six Months Ended			Six Months Ended
	01/31/21 (unaudited)		Year Ended July 31, 07/31/20	01/31/21 (unaudited)	Year Ended July 31, 07/31/20

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$4,434,066		$9,010,115	$9,544,123	$17,787,271
Net realized gain (loss)	221,156		(2,683,442)	841,753	(4,349,287)
Net change in unrealized appreciation (depreciation)	5,131,303		3,533,629	9,140,484	(370,388)

Net increase in net assets applicable to Common Shareholders resulting from operations	9,786,525		9,860,302	19,526,360	13,067,596

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(4,618,996	)(b)	(9,241,727)	(8,956,341)	(17,538,784)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—		24,480	—	—
Redemption of shares resulting from share repurchase program (including transaction costs)	—		—	(453,828)	—

Net increase (decrease) in net assets derived from capital share transactions	—		24,480	(453,828)	—

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	5,167,529		643,055	10,116,191	(4,471,188)
Beginning of period	199,288,237		198,645,182	383,927,929	388,399,117

End of period	$204,455,766		$199,288,237	$394,044,120	$383,927,929

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

44	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Cash Flows  (unaudited)

Six Months Ended January 31, 2021

	MZA	MYC	MYF	MYJ

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$2,439,468	$12,728,550	$9,786,525	$19,526,360
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities
Proceeds from sales of long-term investments	6,411,441	73,756,202	36,465,194	29,047,700
Purchases of long-term investments	(7,008,979)	(80,048,735)	(26,870,855)	(17,837,675)
Net proceeds from sales (purchases) of short-term securities.	308,653	3,424,230	(3,791,606)	(6,304,787)
Amortization of premium and accretion of discount on investments and other fees	304,006	2,839,508	357,515	1,009,239
Net realized gain on investments	(154,475)	(1,937,991)	(164,337)	(533,619)
Net unrealized appreciation on investments	(976,086)	(4,247,254)	(5,085,907)	(8,964,225)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	71	23	(21)	254
Interest — unaffiliated	(36,171)	(285,300)	202,093	50,778
Variation margin on futures contracts	—	(72,803)	(17,287)	(29,182)
Prepaid expenses	(6,882)	28,723	30,696	151,290
Increase (Decrease) in Liabilities
Payables
Interest expense and fees	(176)	(75,577)	(78,021)	(60,575)
Investment advisory fees	785	4,957	434	4,174
Directors’ and Officer’s fees	88	487	257	4,284
Other accrued expenses	12,039	(5,113)	(27,362)	(145,906)
Reorganization costs	118,223	—	133,808	—

Net cash provided by operating activities	1,412,005	6,109,907	10,941,126	15,918,110

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(1,415,267)	(5,526,229)	(4,618,996)	(8,910,130)
Repayments of TOB Trust Certificates	—	(1,400,333)	(7,351,354)	(6,376,962)
Repayments of Loan for TOB Trust Certificates	—	(1,400,333)	(504,145)	—
Net payments on redemption of Common Shares	—	—	—	(453,828)
Proceeds from TOB Trust Certificates	—	1,400,333	1,133,313	—
Proceeds from Loan for TOB Trust Certificates	—	1,400,333	504,145	—
Decrease in bank overdraft	—	(60,895)	(19,281)	—
Amortization of deferred offering costs	3,262	5,394	4,192	10,560

Net cash used for financing activities	(1,412,005)	(5,581,730)	(10,852,126)	(15,730,360)

CASH
Net increase in restricted and unrestricted cash	—	528,177	89,000	187,750
Restricted and unrestricted cash at beginning of period	—	—	—	—

Restricted and unrestricted cash at end of period	$—	$528,177	$89,000	$187,750

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$173,678	$534,266	$323,165	$1,069,631

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to Common Shareholders.	$46,631	$—	$—	$—

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$—	$150,177	$—	$33,750
Cash pledged
Futures contracts	—	378,000	89,000	154,000

	$—	$528,177	$89,000	$187,750

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	MZA
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,
			2020		2019	2018	2017	2016

Net asset value, beginning of period	$14.86		$14.76		$14.06	$14.56	$15.42	$14.72

Net investment income(a)	0.28		0.57		0.56	0.66	0.72	0.77
Net realized and unrealized gain (loss)	0.25		0.07		0.72	(0.47)	(0.84)	0.75

Net increase (decrease) from investment operations	0.53		0.64		1.28	0.19	(0.12)	1.52

Distributions to Common Shareholders from net investment income(b)	(0.32)		(0.54)		(0.58)	(0.69)	(0.74)	(0.82)

Net asset value, end of period	$15.07		$14.86		$14.76	$14.06	$14.56	$15.42

Market price, end of period	$15.48		$14.34		$14.03	$14.45	$16.59	$17.68

Total Return Applicable to Common Shareholders(c)
Based on net asset value.	3.62	%(d)	4.70%		9.62%	1.22%	(0.72)%	10.11%

Based on market price	10.30	%(d)	6.29%		1.38%	(8.71)%	(1.34)%	9.96%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.99	%(e)(f)	2.22	%(g)	2.63%	2.28%	2.00%	1.64%

Total expenses after fees waived and/or reimbursed	1.99	%(e)(f)	2.22	%(g)	2.63%	2.28%	2.00%	1.64%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(h)	1.48	%(e)(f)	1.13	%(g)	1.08%	1.05%	1.03%	1.02%

Net investment income to Common Shareholders	3.80	%(e)	3.91%		3.96%	4.62%	4.94%	5.15%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$69,899		$68,885		$68,446	$65,153	$67,346	$71,133

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$37,300		$37,300		$37,300	$37,300	$37,300	$37,300

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$287,398		$284,679		$283,501	$274,673	$280,553	$290,705

Borrowings outstanding, end of period (000)	$3,500		$3,500		$3,500	$3,000	$3,000	$3,000

Portfolio turnover rate	6%		13%		25%	20%	9%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.58%, 1.58% and 1.07%, respectively.

(g)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 2.15%, 2.15% and 1.06%, respectively.

(h)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

46	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYC
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,
			2020	2019	2018	2017	2016

Net asset value, beginning of period.	$16.24		$15.62	$15.11	$15.61	$17.07	$16.35

Net investment income(a)	0.27		0.51	0.56	0.66	0.74	0.86
Net realized and unrealized gain (loss)	0.32		0.69	0.70	(0.41)	(1.10)	0.87

Net increase (decrease) from investment operations	0.59		1.20	1.26	0.25	(0.36)	1.73

Distributions to Common Shareholders(b)
From net investment income	(0.26)		(0.51)	(0.60)	(0.69)	(0.80)	(0.88)
From net realized gain	—		(0.07)	(0.15)	(0.06)	(0.30)	(0.13)

Total distributions to Common Shareholders	(0.26)		(0.58)	(0.75)	(0.75)	(1.10)	(1.01)

Net asset value, end of period	$16.57		$16.24	$15.62	$15.11	$15.61	$17.07

Market price, end of period	$14.78		$14.46	$14.11	$13.19	$15.43	$17.43

Total Return Applicable to Common Shareholders(c)
Based on net asset value.	3.88	%(d)	8.33%	9.34%	2.02%	(1.83)%	11.07%

Based on market price	4.07	%(d)	6.78%	13.15%	(9.91)%	(4.96)%	19.86%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.44	%(e)	2.11%	2.64%	2.26%	2.08%	1.55%

Total expenses after fees waived and/or reimbursed	1.44	%(e)	2.11%	2.64%	2.26%	2.08%	1.55%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(f)(g)	1.18	%(e)	1.17%	0.98%	0.94%	0.96%	0.92%

Net investment income to Common Shareholders	3.38	%(e)	3.27%	3.72%	4.32%	4.68%	5.15%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$355,001		$347,799	$334,652	$323,745	$334,456	$364,594

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$105,900		$105,900	$105,900	$105,900	$105,900	$105,900

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$435,223		$428,422	$416,008	$405,708	$415,823	$444,282

Borrowings outstanding, end of period (000)	$104,691		$104,691	$122,165	$114,108	$122,501	$141,734

Portfolio turnover rate	14%		50%	45%	37%	34%	27%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(g)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/21 (unaudited)	Year Ended July 31,
		2020	2019	2018	2017	2016

Expense ratios	0.91%	0.93%	0.95%	0.94%	0.96%	0.92%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYF
	Six Months Ended 01/31/21 (unaudited)		Year Ended July 31,
			2020		2019	2018	2017	2016

Net asset value, beginning of period.	$14.53		$14.49		$14.29	$14.94	$16.03	$15.61

Net investment income(a)	0.32		0.66		0.73	0.83	0.87	0.92
Net realized and unrealized gain (loss)	0.40		0.05		0.24	(0.61)	(1.02)	0.47

Net increase (decrease) from investment operations	0.72		0.71		0.97	0.22	(0.15)	1.39

Distributions to Common Shareholders from net investment income(b)	(0.34	)(c)	(0.67)		(0.77)	(0.87)	(0.94)	(0.97)

Net asset value, end of period	$14.91		$14.53		$14.49	$14.29	$14.94	$16.03

Market price, end of period	$14.12		$13.79		$14.49	$13.69	$16.34	$17.02

Total Return Applicable to Common Shareholders(d)
Based on net asset value.	5.15	%(e)	5.25%		7.12%	1.61%	(0.88)%	9.24%

Based on market price	4.92	%(e)	(0.11)%		11.81%	(11.00)%	2.10%	23.41%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.60	%(f)(g)	2.04	%(h)	2.56%	2.33%	1.97%	1.53%

Total expenses after fees waived and/or reimbursed	1.60	%(f)(g)	2.04	%(h)	2.56%	2.32%	1.97%	1.53%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(i)(j)	1.35	%(f)(g)	1.19	%(h)	1.01%	0.98%	0.97%	0.94%

Net investment income to Common Shareholders	4.43	%(g)	4.59%		5.18%	5.72%	5.76%	5.86%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$204,456		$199,288		$198,645	$195,777	$204,427	$218,740

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$59,400		$59,400		$59,400	$59,400	$59,400	$59,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$444,202		$435,502		$434,419	$429,591	$444,154	$468,250

Borrowings outstanding, end of period (000)	$53,175		$59,393		$62,845	$81,012	$79,110	$77,759

Portfolio turnover rate	9%		27%		27%	15%	12%	11%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Aggregate total return.
(f)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.43%, 1.43% and 1.18%, respectively

(g)	Annualized.
(h)

Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 2.01%, 2.01% and 1.16%, respectively

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/21 (unaudited)	Year Ended July 31,
		2020	2019	2018	2017	2016

Expense ratios	1.09%	0.96%	0.98%	0.98%	0.97%	0.94%

See notes to financial statements.

48	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MYJ
	Six Months Ended 01/31/21		Year Ended July 31,
	(unaudited)		2020	2019	2018		2017	2016

Net asset value, beginning of period.	$15.89		$16.08	$15.57	$15.89		$16.93	$16.01

Net investment income(a)	0.40		0.74	0.72	0.77		0.81	0.89
Net realized and unrealized gain (loss)	0.41		(0.20)	0.52	(0.21)		(0.95)	0.94

Net increase (decrease) from investment operations	0.81		0.54	1.24	0.56		(0.14)	1.83

Distributions to Common Shareholders from net investment income(b)	(0.37)		(0.73)	(0.73)	(0.88)		(0.90)	(0.91)

Net asset value, end of period	$16.33		$15.89	$16.08	$15.57		$15.89	$16.93

Market price, end of period	$14.51		$14.28	$15.08	$13.51		$16.58	$17.49

Total Return Applicable to Common Shareholders(c)
Based on net asset value.	5.49	%(d)	3.83%	8.78%	3.94%		(0.68)%	11.95%

Based on market price	4.29	%(d)	(0.50)%	17.57%	(13.57)%		0.32%	25.78%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.43	%(e)	2.09%	2.49%	2.38	%(f)	1.93%	1.55%

Total expenses after fees waived and/or reimbursed	1.43	%(e)	2.09%	2.47%	2.25	%(f)	1.93%	1.55%

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering cost(g)	0.90	%(e)	0.92%	0.91%	0.94	%(f)	0.93%	0.92%

Net investment income to Common Shareholders	4.93	%(e)	4.67%	4.65%	4.93%		5.11%	5.43%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$394,044		$383,928	$388,399	$376,178		$228,284	$242,134

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$180,000		$180,000	$180,000	$180,000		$102,200	$102,200

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$318,913		$313,293	$315,777	$308,988		$323,370	$336,922

Borrowings outstanding, end of period (000)	$63,363		$69,740	$60,135	$70,288		$45,634	$40,642

Portfolio turnover rate	4%		14%	14%	11%		6%	10%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)

Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and paid indirectly and total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, and amortization of offering costs, would have been 2.26%, 2.25% and 0.94%, respectively, for the year ended July 31, 2018.

(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock MuniYield Arizona Fund, Inc	MZA	Maryland	Diversified
BlackRock MuniYield California Fund, Inc	MYC	Maryland	Non-diversified
BlackRock MuniYield Investment Fund	MYF	Massachusetts	Diversified
BlackRock MuniYield New Jersey Fund, Inc	MYJ	Maryland	Non-diversified

The Boards of Directors of the Funds are collectively referred to throughout this report as the “Board,” and the directors thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

On June 16, 2020, the Boards of Directors of MZA and MYF (the “Target Funds”) and the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”), each approved the merger of the Target Funds into the Acquiring Fund. The reorganizations were approved by each Fund’s shareholders and are expected to occur during the second quarter of 2021, subject to the satisfaction of customary closing conditions.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g.,TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

50	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of each Fund (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements  (unaudited) (continued)

to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. The funds’ management believes that a fund’s restrictions on borrowings do not apply to the funds’ TOB Trust transactions. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
MZA	$2,607	$6,932	$2,999	$12,538
MYC	75,099	225,076	69,304	369,479
MYF	41,804	107,067	38,508	187,379
MYJ	57,817	107,664	74,448	239,929

For the six months ended January 31, 2021, the following table is a summary of each Fund’s TOB Trusts:

Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MZA	$8,002,390	$3,500,000	0.05% — 0.10%	$3,500,000	0.71%
MYC	253,784,029	104,690,676	0.05 — 0.19	104,667,844	0.70
MYF	92,672,779	53,174,814	0.05 — 0.27	54,259,425	0.68
MYJ	115,100,128	63,363,289	0.04 — 0.24	64,264,382	0.74

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, a fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at January 31, 2021, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at January 31, 2021.

52	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

For the six months ended January 31, 2021, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

Fund Name	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
MYC	$—	—%	$22,832	0.71%
MYF	—	—	2,740	0.71

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.50% of the average daily value of each Fund’s net assets.

For purposes of calculating these fees, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

Expense Waivers: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. Prior to December 1, 2019, this waiver was voluntary. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived were as follows:

Fund Name	Amounts Waived
MZA	$504
MYC	499
MYF	630
MYJ	1,192

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2022. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended January 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

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Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
MZA	$7,008,979	$6,411,441
MYC	82,020,560	77,675,561
MYF	27,415,730	36,430,331
MYJ	25,932,905	29,047,700

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring
MZA	$1,785,178
MYF	6,700,967
MYJ	7,274,500

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MZA	$96,331,483	$10,485,464	$(19,485)	$10,465,979
MYC	403,848,206	49,760,385	(214,620)	49,545,765
MYF	235,856,843	28,610,478	(111,137)	28,499,341
MYJ	529,106,357	54,790,877	(2,639,697)	52,151,180

9.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

54	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s net asset value and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Fund invests a substantial amount of its assets in issuers located in a single state or limited number of states, except for MYF. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations,

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Notes to Financial Statements  (unaudited) (continued)

financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue 200 million shares (an unlimited number of shares for MYF), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for MYF, which is $0.05. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares.

Common Shares

For the six months shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Fund Name	Six Months Ended 01/31/21	Year Ended 07/31/20
MZA	3,220	—
MYF	—	1,685

For the six months ended January 31, 2021 and the year ended July 31, 2020, shares issued and outstanding remained constant for MYC.

The Funds participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2019 through November 30, 2020, each Fund may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2019, subject to certain conditions. There is no assurance that the Funds will purchase shares in any particular amounts.

On September 28, 2020, each Fund announced a continuation of its open market share repurchase program. Commencing on December 1, 2020, each Fund may repurchase through November 30, 2021, up to 5% of its common shares outstanding as of the close of business on November 30, 2020, subject to certain conditions. There is no assurance that the Funds will purchase shares in any particular amounts. For the six months ended January 31, 2021, MZA, MYC and MYF did not repurchase any shares.

The total cost of the shares repurchased is reflected in MYJ’s Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs were as follows:

	MYJ
	Shares	Amounts
Six Months Ended January 31, 2021	33,688	$453,828
Year Ended July 31, 2020	—	—

Preferred Shares

A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MZA, MYC, MYF and MYJ (for purposes of this section, each a “VRDP Fund”), have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MZA	05/19/11	373	$37,300,000	06/01/41
MYC	05/19/11	1,059	105,900,000	06/01/41
MYF	05/19/11	594	59,400,000	06/01/41
MYJ	04/21/11	1,022	102,200,000	05/01/41
	06/11/18	778	77,800,000	05/01/41

56	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:

	MZA	MYC	MYF	MYJ
Expiration date	07/02/21	07/02/21	07/02/21	07/02/21

The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.

Ratings: As of period end, the VRDP Shares were assigned the following ratings:

Fund Name	Moody’s Investors Service, Inc. Long-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	Fitch Ratings, Inc. Short-Term Ratings	S&P Global Short-Term Ratings
MZA	Aa2	AAA	N/A	N/A
MYC	Aa2	AAA	F1+	A-1+
MYF	Aa1	AAA	F1+	A-1+
MYJ	Aa2	AAA	N/A	N/A

Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s Investors Service, Inc., Fitch Ratings, Inc. and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced or are set to commence a special rate period:

Fund Name	Commencement Date		Expiration Date as of Period Ended 01/31/21
MZA	06/21/12	*	06/17/21
MYJ	06/21/12	*	06/17/21

*	Issuance date of VRDP Shares.

Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.

Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.

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Notes to Financial Statements  (unaudited) (continued)

For the six months ended January 31, 2021, the annualized dividend rate for the VRDP Shares were as follows:

	MZA	MYC	MYF	MYJ
Dividend rates	0.86%	0.17%	0.19%	0.86%

For the six months ended January 31, 2021, VRDP Shares issued and outstanding of each VRDP Fund remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

Fund Name	Dividends Accrued	Deferred Offering Costs Amortization
MZA	$160,964	$3,262
MYC	89,210	5,394
MYF	57,765	4,192
MYJ	769,127	10,560

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds declared and paid or will pay distributions to Common Shareholders and Preferred Shareholders as follows:

	Dividend Per Common Share			Preferred Shares(a)
Fund Name	Paid(b)	Declared(c)	Declared(d)	Shares	Series	Declared
MZA	$0.053000	$0.053000	$0.116003	VRDP	W-7	$22,349
MYC	0.043000	0.043000	—	VRDP	W-7	8,211
MYF	0.056000	0.056000	0.056000	VRDP	W-7	5,517
MYJ	0.062500	0.062500	—	VRDP	W-7	107,852

(a)	Dividends declared for period February 1, 2021 to February 28, 2021.
(b)	Net investment income dividend paid on March 1, 2021 to Common Shareholders of record on February 16, 2021.
(c)	Net investment income dividend declared on March 1, 2021, payable to Common Shareholders of record on March 15, 2021.
(d)	Net investment income special dividend declared on March 19, 2021, payable to Common Shareholders of record on April 8, 2021.

58	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information

Proxy Results

At a Joint Special Meeting of Shareholders of BlackRock MuniYield Arizona Fund, Inc. held on Tuesday, December 15, 2020 and adjourned to Friday, January 21, 2021 and further adjourned to Friday, February 12, 2021, Fund shareholders were asked to vote on the following proposals:

Common and Preferred Shareholders

Proposal 1(E). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniYield Arizona Fund, Inc. (“MZA”) were being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MZA and BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund” and such Agreement and Plan of Reorganization, the “MZA Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of MZA’s assets and the assumption by the Acquiring Fund of substantially all of MZA’s liabilities in exchange solely for newly issued common shares and VRDP Shares of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VRDP Holders, respectively, of MZA, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VRDP Holders in respect of their common shares and VRDP Shares, respectively, and (ii) the termination by MZA of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of MZA in accordance with its charter and Maryland law (the “MZA Reorganization”).

With respect to Proposal 1(E), the shares of the Fund were voted as follows:

Fund Name	For	Against	Abstain
MZA	2,474,339	636,557	283,296

Preferred Shareholders

Proposal 1(F). The VRDP Holders of MZA were being asked to vote as a separate class on a proposal to approve the MZA Reorganization Agreement and the MZA Reorganization.

With respect to Proposal 1(F), the shares of the Fund were voted as follows:

Fund Name	For	Against	Abstain
MZA	373	—	—

At a Joint Special Meeting of Shareholders of BlackRock MuniYield Investment Fund held on Tuesday, December 15, 2020 and adjourned to Friday, January 21, 2021, Fund shareholders were asked to vote on the following proposals:

Common and Preferred Shareholders

Proposal 1(G). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniYield Investment Fund (“MYF”) were being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MYF and BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund” and such Agreement and Plan of Reorganization, the “MYF Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of MYF’s assets and the assumption by the Acquiring Fund of substantially all of MYF’s liabilities in exchange solely for newly issued common shares and VRDP Shares of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VRDP Holders, respectively, of MYF, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VRDP Holders in respect of their common shares and VRDP Shares, respectively, and (ii) the termination by MYF of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of MYF in accordance with its Declaration of Trust and Massachusetts law (the “MYF Reorganization”).

With respect to Proposal 1(G), the shares of the Fund were voted as follows:

Fund Name	For	Against	Abstain
MYF	7,513,352	435,009	416,045

Preferred Shareholders

Proposal 1(H). The VRDP holders of MYF were being asked to vote as a separate class on a proposal to approve the MYF Reorganization Agreement and the MYF Reorganization.

With respect to Proposal 1(H), the shares of the Fund were voted as follows:

Fund Name	For	Against	Abstain
MYF	594	—	—

A D D I T I O N A L I N F O R M A T I O N	59

Additional Information  (continued)

Fund Certification

The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Environmental, Social and Governance (“ESG”) Integration

Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless otherwise disclosed, Fund management will consider ESG characteristics as part of the investment process for actively managed Funds. These considerations will vary depending on a Fund’s particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. Fund management will consider those ESG characteristics it deems relevant or additive when making investment decisions for a Fund. The ESG characteristics utilized in a Fund’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the sole considerations when making investment decisions for a Fund. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Fund may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Fund’s exposure to certain companies or industries and a Fund may forego certain investment opportunities. While Fund management views ESG considerations as having the potential to contribute to a Fund’s long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

The following information is a summary of certain changes since July 31, 2020. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.

Effective October 19, 2020, each of MYC and MYJ has elected to be subject to the Maryland Control Share Acquisition Act (the “MCSAA”). In general, the MCSAA limits the ability of holders of “control shares” to vote those shares above various threshold levels that start at 10% unless the other stockholders of MYC and MYJ, as applicable, reinstate those voting rights at a meeting of stockholders as provided in the MCSAA. “Control shares” are generally defined in the MCSAA as shares of stock that, if aggregated with all other shares of stock that are either (i) owned by a person or (ii) as to which that person is entitled to exercise or direct the exercise of voting power, except solely by virtue of a revocable proxy, would entitle that person to exercise voting power in electing directors above various thresholds of voting power starting at 10%. MYC’s and MYJ’s Bylaws also provide that the provisions of the MCSAA shall not apply to the voting rights of the holders of any shares of preferred stock of MYC and MYJ, but the MCSAA would apply to any common stock held by the same holder.

Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders. Except if noted otherwise herein, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

60	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Information  (continued)

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 882-0052 and (2) on the SEC’s website at sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii)

information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A D D I T I O N A L I N F O R M A T I O N	61

Additional Information  (continued)

Fund and Service Providers

Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809

Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021

VRDP Liquidity Provider
The Toronto-Dominion Bank(a)
New York, NY 10019

Wells Fargo Bank, N.A.(b)
San Francisco, CA 94104

(a) For MYC and MYF.
(b) For MZA and MYJ.

VRDP Remarketing Agent
TD Securities (USA) LLC(a)
New York, NY 10019

Wells Fargo Securities, LLC(b)
Charlotte, NC 28202

VRDPTender and Paying Agent
The Bank of New York Mellon
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

62	2021 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	63

Want to know more?

blackrock.com | 800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MY5-01/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

2

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: April 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: April 5, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: April 5, 2021

4